Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Licensing fees	$ 353,735	$ 353,735	$ 167,661
Expenses
Research and development	819,403	2,196,364	709,260
General and administrative	884,704	1,084,212	2,155,809
Loss before other items	(1,350,372)	(2,926,841)	(2,697,408)
Other items:
Accretion on preference shares	(68,486)	(33,289)
Accretion on put liability	(176,085)	(141,427)	(56,678)
Foreign exchange loss	(8,605)	(9,997)	(29,817)
Gain on debt settlement	800	107,395
Government grant income	22,105
Interest income	358		37
Net and comprehensive loss	$ (1,580,285)	$ (3,004,159)	$ (2,783,866)
Basic and diluted loss per share (in dollars per share)	$ (0.06)	$ (0.12)	$ (0.13)
Weighted average shares outstanding (in shares)	26,961,067	24,107,122	21,853,646